Summary of Significant Accounting Policies - Schedule of Transactions Prices (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions Prices [Line Items]
Revenue remaining obligations amount	$ 502,731	$ 1,267,248
Within One Year [Member]
Schedule of Transactions Prices [Line Items]
Revenue remaining obligations amount	499,110	1,150,461
After One Year [Member]
Schedule of Transactions Prices [Line Items]
Revenue remaining obligations amount	$ 3,621	$ 116,787